Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
8.	Inventories

Inventories consist of the following：

	As of December 31,
	2019	2020
	US$	US$
Products	49,621,935	33,212,956
Packaging materials and others	272,579	50,138
Inventories	49,894,514	33,263,094

Inventories write-down are recorded in cost of product sales in the consolidated statement of operations and comprehensive income/(loss), which were US$ 639,679, US$ 1,194,496 and US$ 548,109 for the years ended December 31, 2018, 2019 and 2020, respectively.